Risk Management Policy - Additional Information (Details) - KZT (₸) ₸ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk after offset and collateral of loans to customers	₸ 5,086,464,000	₸ 3,823,734,000
Net carrying amount of loans to customers at time of modification	₸ 117,763,000	₸ 78,766,000
Allowance for impairment losses changed from lifetime expected credit loss period	12 months	12 months
Percentage point of change in key assumptions used to calculate expected credit loss	100.00%
Customer accounts of individuals obligation nominal maturity period	2 years
Percentage of deposits absent a liquidity event		94.00%
Balances on current accounts from customers	₸ 1,189
Guarantee deposits	₸ 37,782,000	₸ 27,357,000
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Change in interest rate percentage	(3.00%)
Interest rate risk | Plus 3 p p change in interest rate
Disclosure of detailed information about financial instruments [line items]
Impact on profit before income tax due to change in interest rate	₸ 0	0
Impact on equity due to change in interest rate	(74,854,000)	(60,568,000)
Interest rate risk | Minus 3 p.p. change in interest rate
Disclosure of detailed information about financial instruments [line items]
Impact on equity due to change in interest rate	₸ 85,862,000	68,949,000
Currency risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity rate	25.00%
Change in foreign currency rates					25.00%	25.00%
Change in USD rate percentage	(25.00%)
Currency risk | Minus 25% change in USD rate
Disclosure of detailed information about financial instruments [line items]
Impact on profit before income tax due to change in USD rate	₸ (7,383,000)	(3,958,000)
Impact on equity due to change in USD rate	(672,000)	(355,000)
Credit Impaired Loans
Disclosure of detailed information about financial instruments [line items]
Loans to customers	29,418,000	26,932,000
Stage 1 - 12-month ECL
Disclosure of detailed information about financial instruments [line items]
Gross carrying amount of loans to customers at time of modification	₸ 38,744,000	24,932,000
Baseline Scenario
Disclosure of detailed information about financial instruments [line items]
Increase decrease in percentage of exchange rate	(100.00%)
Increase decrease in percentage of short term interest rate	(100.00%)
Baseline Scenario | Events After Reporting Period
Disclosure of detailed information about financial instruments [line items]
Increase decrease in percentage of exchange rate			1.46%	2.30%
Increase decrease in percentage of base rate			(10.60%)	(12.70%)
Upside Scenario
Disclosure of detailed information about financial instruments [line items]
Increase decrease in allowance for impairment losses of nominal exchange rate	₸ (3,143,000)
Increase decrease in allowance for impairment losses of short-term rate	(2,162,000)
Upside Scenario | Events After Reporting Period
Disclosure of detailed information about financial instruments [line items]
Increase decrease in percentage of exchange rate			(1.15%)	(0.32%)
Increase decrease in percentage of base rate			(9.80%)	(11.80%)
Downside Scenario
Disclosure of detailed information about financial instruments [line items]
Increase decrease in allowance for impairment losses of nominal exchange rate	295,000
Increase decrease in allowance for impairment losses of short-term rate	2,005,000
Downside Scenario | Events After Reporting Period
Disclosure of detailed information about financial instruments [line items]
Increase decrease in percentage of exchange rate			4.10%	4.90%
Increase decrease in percentage of base rate			11.50%	13.60%
Gross Carrying
Disclosure of detailed information about financial instruments [line items]
Loans to customers	₸ 5,359,101,000	₸ 4,046,581,000